AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.2%
Information Technology – 14.4%
Communications Equipment – 0.2%
Cisco Systems, Inc.	18,435	$793,074
F5 Networks, Inc.(a)	2,205	358,996

		1,152,070

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	22,467	2,931,719

IT Services – 3.0%
Automatic Data Processing, Inc.	15,961	2,775,299
Booz Allen Hamilton Holding Corp.	17,221	1,494,611
Genpact Ltd.	58,019	2,358,472
PayPal Holdings, Inc.(a)	18,475	3,955,867
Visa, Inc. - Class A	50,990	10,725,746

		21,309,995

Semiconductors & Semiconductor Equipment – 3.6%
Intel Corp.	8,852	427,994
KLA Corp.	10,099	2,544,645
NVIDIA Corp.	7,967	4,270,790
NXP Semiconductors NV	28,349	4,491,049
QUALCOMM, Inc.	43,920	6,463,706
Texas Instruments, Inc.	28,103	4,531,609
Xilinx, Inc.	22,559	3,283,462

		26,013,255

Software – 4.9%
Adobe, Inc.(a)	7,478	3,577,998
Citrix Systems, Inc.	13,879	1,719,886
Microsoft Corp.	117,045	25,055,823
Oracle Corp.	59,768	3,449,809
VMware, Inc. - Class A(a)	11,383	1,592,368

		35,395,884

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	138,898	16,535,807

		103,338,730

Health Care – 7.4%
Biotechnology – 0.9%
Gilead Sciences, Inc.	412	24,996
Regeneron Pharmaceuticals, Inc.(a)	5,818	3,002,262
Vertex Pharmaceuticals, Inc.(a)	16,569	3,773,590

		6,800,848

Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.(a)	5,210	2,507,521
Edwards Lifesciences Corp.(a)	46,200	3,875,718
Intuitive Surgical, Inc.(a)	784	569,223
Medtronic PLC	54,995	6,252,931

		13,205,393

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.1%
Anthem, Inc.	15,523	$4,835,725
UnitedHealth Group, Inc.	30,294	10,189,084

		15,024,809

Pharmaceuticals – 2.6%
Johnson & Johnson	36,809	5,325,526
Merck & Co., Inc.	10,156	816,441
Pfizer, Inc.	25,946	993,991
Roche Holding AG (Sponsored ADR)	160,492	6,551,283
Viatris, Inc.(a)	3,219	54,144
Zoetis, Inc.	30,246	4,850,854

		18,592,239

		53,623,289

Communication Services – 7.2%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A	146,339	7,352,071
Verizon Communications, Inc.	81,797	4,941,357

		12,293,428

Entertainment – 1.0%
Electronic Arts, Inc.(a)	38,230	4,883,883
Take-Two Interactive Software, Inc.(a)	11,195	2,020,809
Walt Disney Co. (The)	3,242	479,848

		7,384,540

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class A(a)	1,325	2,324,580
Alphabet, Inc. - Class C(a)	8,729	15,369,500
Facebook, Inc. - Class A(a)	47,686	13,207,591

		30,901,671

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.(a)	9,923	1,319,164

		51,898,803

Consumer Discretionary – 6.1%
Auto Components – 0.5%
Magna International, Inc. - Class A (United States)	61,698	3,789,491

Hotels, Restaurants & Leisure – 0.1%
Starbucks Corp.	8,298	813,370

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(a)	3,740	11,848,470
Booking Holdings, Inc.(a)	442	896,575

		12,745,045

Specialty Retail – 2.5%
AutoZone, Inc.(a)	4,111	4,676,879
Home Depot, Inc. (The)	29,298	8,127,558
TJX Cos., Inc. (The)	79,117	5,024,721

		17,829,158

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.2%
Deckers Outdoor Corp.(a)	8,707	$2,216,715
NIKE, Inc. - Class B	50,290	6,774,063

		8,990,778

		44,167,842

Industrials – 4.8%
Aerospace & Defense – 0.7%
L3Harris Technologies, Inc.	21,772	4,180,006
Raytheon Technologies Corp.	14,854	1,065,329

		5,245,335

Airlines – 0.4%
Delta Air Lines, Inc.	5,165	207,891
Southwest Airlines Co.	51,957	2,407,688

		2,615,579

Building Products – 0.1%
Masco Corp.	13,850	743,329

Construction & Engineering – 0.5%
AECOM(a)	73,853	3,832,232

Electrical Equipment – 0.6%
Eaton Corp. PLC	33,734	4,085,525

Industrial Conglomerates – 0.7%
Honeywell International, Inc.	24,267	4,948,527

Machinery – 0.3%
Ingersoll Rand, Inc.(a)	40,670	1,800,461

Road & Rail – 1.1%
CSX Corp.	47,306	4,259,906
Knight-Swift Transportation Holdings, Inc.	27,601	1,139,645
Norfolk Southern Corp.	11,213	2,657,705

		8,057,256

Trading Companies & Distributors – 0.4%
United Rentals, Inc.(a)	13,300	3,018,834

		34,347,078

Financials – 4.7%
Banks – 2.2%
Bank of America Corp.	238,924	6,728,100
Citigroup, Inc.	24,767	1,363,919
JPMorgan Chase & Co.	17,069	2,012,094
PNC Financial Services Group, Inc. (The)	15,106	2,085,685
Wells Fargo & Co.	129,847	3,551,315

		15,741,113

Capital Markets – 1.5%
CME Group, Inc. - Class A	11,891	2,081,282
Goldman Sachs Group, Inc. (The)	24,882	5,737,292
LPL Financial Holdings, Inc.	27,099	2,459,776
S&P Global, Inc.	957	336,653

		10,615,003

Company	Shares	U.S. $ Value

Insurance – 1.0%
Progressive Corp. (The)	52,203	$4,547,404
Reinsurance Group of America, Inc. - Class A	23,072	2,659,740

		7,207,144

		33,563,260

Consumer Staples – 2.5%
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	7,999	3,133,768
Walmart, Inc.	46,273	7,070,052

		10,203,820

Household Products – 1.1%
Procter & Gamble Co. (The)	55,496	7,706,729

		17,910,549

Real Estate – 1.7%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	41,608	1,655,998
Americold Realty Trust	36,638	1,250,455
CubeSmart	61,570	2,002,872
Mid-America Apartment Communities, Inc.	39,915	5,035,677
Prologis, Inc.	8,304	830,815

		10,775,817

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	26,093	1,595,326

		12,371,143

Utilities – 1.4%
Electric Utilities – 1.4%
American Electric Power Co., Inc.	56,656	4,809,528
Edison International	4,800	294,528
NextEra Energy, Inc.	51,172	3,765,748
Pinnacle West Capital Corp.	14,631	1,197,547

		10,067,351

Materials – 0.6%
Chemicals – 0.6%
LyondellBasell Industries NV - Class A	26,278	2,236,258
Westlake Chemical Corp.	32,702	2,457,555

		4,693,813

Energy – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
Chevron Corp.	9,649	841,200
EOG Resources, Inc.	43,307	2,030,232

		2,871,432

Total Common Stocks (cost $203,742,051)		368,853,290

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 47.9%
Funds and Investment Trusts – 47.9% (b) (d)
AB Discovery Growth Fund, Inc. - Class Z	1,367,097	$22,584,443
AB Trust – AB Discovery Value Fund - Class Z	1,107,253	21,170,684
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,279,410	15,698,355
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	11,696,279	141,875,870
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,879,523	43,761,018
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	672,260	20,671,984
Sanford C. Bernstein Fund, Inc. – Tax-Managed International Portfolio - Class Z	4,497,451	78,840,316

Total Investment Companies (cost $337,954,677)		344,602,670

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(b) (c) (d) (cost $3,354,276)	3,354,276	3,354,276

Total Investments – 99.6% (cost $545,051,004)(e)		716,810,236
Other assets less liabilities – 0.4%		2,962,457

Net Assets – 100.0%		$719,772,693

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of November 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,644,928 and gross unrealized depreciation of investments was $(4,885,696), resulting in net unrealized appreciation of $171,759,232.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$368,853,290	$—	$—	$368,853,290
Investment Companies	344,602,670	—	—	344,602,670
Short-Term Investments	3,354,276	—	—	3,354,276

Total Investments in Securities	716,810,236	—	—	716,810,236
Other Financial Instruments(b)	—	—	—	—

Total	$716,810,236	$—	$—	$716,810,236

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the three months ended November 30, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr/(Depr) (000)	Market Value 11/30/2020 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$19,995	$1,400	$1,884	$542	$2,531	$22,584	$0		$0
AB Trust - AB Discovery Value Fund, Inc.	16,342	2,326	669	(162)	3,334	21,171	0		0
Bernstein Fund, Inc. - International Small Cap Portfolio	41,474	0	473	(65)	2,825	43,761	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	136,733	2,101	496	(34)	3,572	141,876	0		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	19,085	0	5,312	(530)	2,455	15,698	0		0
Government Money Market Portfolio	237	24,443	21,326	0	0	3,354	0	**	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,561	0	0	0	2,111	20,672	0		0
Sanford C. Bernstein Fund, Inc.- AB Tax-Managed International Portfolio	77,625	668	1,091	(10)	1,648	78,840	0		0
Total	$330,052	$30,938	$31,251	$(259)	$18,476	$347,956	$0		$0

**	Amount less than $500.